Equity Incentive Plan	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Equity Incentive Plan	Equity Incentive Plans
Stock Options
The fair value of option awards are estimated on the date of grant using the Black-Scholes option pricing model. Expected volatility was based on historical volatility of the Company’s common shares. The expected term of options granted was based on the simplified formula. The risk-free interest rate was based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. The dividend yield assumption was based on the expectation of no future dividend payments. The assumptions used in the Black-Scholes model were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Expected volatility	n/a	n/a	124%	n/a
Expected term (in years)	n/a	n/a	4.2	n/a
Risk-free interest rate	n/a	n/a	2.71-3.25%	n/a
Dividend yield	n/a	n/a	—	n/a
The following table summarizes option activity:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Options outstanding — January 1, 2022	675	$565.76
Granted	1,456,696	$1.37
Exercised	—	$—
Forfeited	—	$—
Options outstanding — September 30, 2022	1,457,371	$1.63	5.6	$—
Vested and expected to vest — September 30, 2022	1,457,371	$1.63	5.6	$—
Exercisable — September 30, 2022	215,675	$3.25	5.6	$—
Restricted Stock
Restricted stock units (“RSUs”) are recorded at fair value on the date of grant. The majority of the RSUs granted in 2022 will vest in a period less than 12 months. As of September 30, 2022, there are 1,500,000 RSUs that are fully vested, but have not been released, and are only included in number of shares granted in the table below. The following table summarizes RSU activity:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding — January 1, 2022	60,000	$3.46
Granted	3,862,943	$2.10
Vested and released	(1,521,667)	$2.23
Forfeited	—	$—
Outstanding — September 30, 2022	2,401,276	$2.05
The Company granted restricted stock awards (“RSAs”) in lieu of cash payment for services performed. The estimated fair value of the RSAs was based on the market value of the Company’s common shares on the date of grant. There were no RSAs granted during the nine months ended September 30, 2022. The Company granted fully vested RSAs of 301,880 with a fair value of $1.4 million during the nine months ended September 30, 2021.
Share-Based Compensation Expense
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Sales and marketing	$—	$—	$—	$130
General and administrative	592	52	7,908	169
Total share-based compensation expense	$592	$52	$7,908	$299
Total unrecognized estimated compensation cost by type of award and the weighted-average remaining requisite service period over which such expense is expected to be recognized (in thousands, unless otherwise noted):

	September 30, 2022
	Unrecognized Expense	Remaining Weighted-Average Recognition Period (years)
RSUs	$1,018	1.6
Stock options	$995	1.6